Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

As at	December 31, 2021	December 31, 2020
Cash and cash equivalents	$107,097	$131,898
Derivative assets	1,619	-
Trade and other receivables	76,487	76,555
Income tax receivable	1,713	-
Other non-current receivables	5,903	6,429
	$192,819	$214,882

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2021
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$133,805	$-	$-	$-	$133,805
Debt	-	46,000	120,000	-	166,000
Income taxes payable	20,563	-	-	-	20,563
Lease obligations	12,292	11,315	2,065	15,983	41,655
Other liabilities	-	3,310	-	-	3,310
Capital commitments, Séguéla	66,542	5,217	-	-	71,759
Closure and reclamation provisions	1,883	5,561	23,954	24,714	56,112
	$235,085	$71,403	$146,019	$40,697	$493,204

	Expected payments due by year as at December 31, 2020
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,275	$-	$-	$-	$65,275
Debt	-	120,000	46,000	-	166,000
Income taxes payable	23,808	-	-	-	23,808
Lease obligations	7,367	6,166	4,043	14,127	31,703
Other liabilities	-	2,523	-	-	2,523
Capital commitments, Lindero	558	-	-	-	558
Closure and reclamation provisions	433	5,444	10,692	23,781	40,350
	$97,441	$134,133	$60,735	$37,908	$330,217

Schedule of capital structure

	December 31, 2021	December 31, 2020
Equity	$1,375,148	$725,770
Debt	157,489	158,616
Lease obligations	29,405	19,497
Less: cash and cash equivalents	(107,097)	(131,898)
	$1,454,945	$771,985

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2021
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	1,660	5,508	18,126	4,319	11,494,909	5	28
Marketable securities	527	-	-	-	-	-	-
Restricted cash	-	-	-	-	1,166,963	-	-
Trade and VAT receivables	690	2,144	174,229	1,526,506	13,433,368	-	-
Income tax receivable	-	20,707	-	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(3,839)	(17,496)	(400,697)	(1,174,033)	(10,094,158)	(939)	(1,431)
Provisions, current	-	(4,413)	(13,534)	(95,353)	-	-	-
Income tax payable	-	-	(87,881)	-	-	-	-
Other liabilities	-	-	(6,178)	-	-	-	-
Provisions, non current	-	-	(87,305)	-	-	-	-
Total foreign currency exposure	(962)	6,450	(332,720)	261,439	16,001,082	(934)	(1,403)
US$ equivalent of foreign currency exposure	(755)	1,668	(16,802)	2,734	28,548	(804)	(1,207)

	December 31, 2020
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	1,402	9,658	3,117	2,326	-	-	-
Marketable securities	1,348	-	-	-	-	-	-
Trade and VAT receivables	53	3,563	108,569	3,281,760	-	-	-
Income tax receivable	-	6,915	-	-	-	-	-
VAT - long term receivable	-	-	67,542	-	-	-	-
Trade and other payables	(17,838)	(28,046)	(311,747)	(764,331)	-	-	-
Provisions, current	-	100	(4,871)	(77,549)	-	-	-
Income tax payable	-	(275)	(297,083)	-	-	-	-
Other liabilities	(207)	-	(5,160)	-	-	-	-
Provisions, non current	-	(754)	(67,102)	-	-	-	-
Total foreign currency exposure	(15,254)	(8,839)	(506,735)	2,442,206	-	-	-
US$ equivalent of foreign currency exposure	(11,981)	(2,439)	(25,402)	29,091	-	-	-

		Effect on foreign
		denominated
Currency	Change	items
Mexican pesos	+/- 10%	$1,527
Peruvian soles	+/- 10%	$152
Argentinian pesos	+/- 10%	$249
Canadian Dollar	+/- 10%	$69
West African CFA franc	+/- 10%	$2,595
Australian Dollar	+/- 10%	$61
Euro	+/- 10%	$110

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$1,154
Gold	+/- 10%	$562
Lead	+/- 10%	$343
Zinc	+/- 10%	$318